                                                                      -----------------------------
                                  UNITED STATES                                OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION             -----------------------------
                             WASHINGTON, D.C. 20549                    OMB NUMBER:        3235-0006
                                                                       EXPIRES:    OCTOBER 31, 2000
                                     FORM 13F                          ESTIMATED AVERAGE BURDEN
                                                                       HOURS PER RESPONSE .... 24.7
                               FORM 13F COVER PAGE                    -----------------------------

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               --------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         David M. Knott
                 -------------------------------
   Address:      485 Underhill Boulevard
                 -------------------------------
                 Suite 205
                 -------------------------------
                 Syosset, NY  11791
                 -------------------------------

Form 13F File Number: 28-03121
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David M. Knott
         -------------------------------
Title:   Investment Manager
         -------------------------------
Phone:   (516) 364-0303
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ David M. Knott             Syosset, New York   August 11, 2011
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                        --------------------

Form 13F Information Table Entry Total:  104
                                        --------------------

Form 13F Information Table Value Total: $1,101,084
                                        --------------------
                                          (thousands)

List of Other Included Managers:  Dorset Management Corporation ("Dorset")

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


         COLUMN 1                   COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------------  -------- --------- ------------- ------------------- ---------- -------- -----------------------
                                     TITLE
                                      OF                   VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER                 CLASS    CUSIP      (x$1000)     PRN AMT  PRN CALL DISCRETION MANAGER     SOLE     SHARED  NONE
----------------------------------  ------- --------- ------------- ---------- --- ---- ---------- -------- --------- --------- ----
Akamai Technologies, Inc.           Common  00971T101     1,529,442     48,600 SH       DEFINED     Dorset     48,600
AMAG Pharmaceuticals, Inc.          Common  00163U106     6,514,200    346,500 SH       DEFINED     Dorset    346,500
Amarin Corporation PLC              Common  023111206     2,118,324    146,800 SH       DEFINED     Dorset    146,800
Amedisys, Inc.                      Common  023436108     3,935,781    147,795 SH       DEFINED     Dorset    123,295
Anadarko Petroleum Corporation      Common  032511107       767,600     10,000 SH       SOLE                   10,000
Anadarko Petroleum Corporation      Common  032511107    78,755,760  1,026,000 SH       DEFINED     Dorset  1,026,000
Anadarko Petroleum Corporation      Common  032511107    37,654,618    490,550 SH       DEFINED     Dorset              490,550
Anadarko Petroleum Corporation      Common  032511107       353,096      4,600 SH       OTHER                             4,600
Anchor Bancorp WA                   Common  032838104        69,975      7,500 SH       SOLE                    7,500
Anchor Bancorp WA                   Common  032838104        46,650      5,000 SH       OTHER                             5,000
Anheuser-Busch InBev NV             Common  03524A108    18,615,409    320,900 SH       DEFINED     Dorset    320,900
Anheuser-Busch InBev NV             Common  03524A108     1,983,942     34,200 SH       DEFINED     Dorset               34,200
Apache Corporation                  Common  037411105    22,210,200    180,000 SH       DEFINED     Dorset              180,000
Asia Entertainment & Resources LTD  Common  G0539K108     5,295,961    678,100 SH       DEFINED     Dorset    678,100
Baker Hughes Incorporated           Common  057224107    30,838,000    425,000 SH       DEFINED     Dorset              425,000
Black Diamond, Inc.                 Common  09202G101     2,361,471    299,679 SH       DEFINED     Dorset    299,679
Cabot Oil & Gas Corporation         Common  127097103    42,438,400    640,000 SH       DEFINED     Dorset              640,000
Cambium Learning Group Inc.         Common  13201A107     1,629,395    483,500 SH       DEFINED     Dorset    483,500
Canadian Natural Resources Ltd.     Common  136385101     1,205,568     28,800 SH       SOLE                   28,800
Canadian Natural Resources Ltd.     Common  136385101    24,805,247    591,700 SH       DEFINED     Dorset    591,700
Canadian Natural Resources Ltd.     Common  136385101    28,871,681    688,700 SH       DEFINED     Dorset              688,700
Canadian Natural Resources Ltd.     Common  136385101       422,786     10,100 SH       OTHER                            10,100
Capitol Federal Financial, Inc.     Common  14057J101    11,266,080    958,000 SH       DEFINED     Dorset    958,000
Capitol Federal Financial, Inc.     Common  14057J101        23,520      2,000 SH       DEFINED     Dorset                2,000
Carrols Restaurant Group            Common  14574X104     1,461,600    140,000 SH       DEFINED     Dorset    140,000
Central European Distribution
 Corporation                        Common  153435102     9,716,000    867,500 SH       DEFINED     Dorset    867,500
Check Point Software Technologies
 Ltd.                               Common  M22465104     4,974,375     87,500 SH       DEFINED     Dorset     87,500
Chemtura Corporation                Common  163893209     3,549,000    195,000 SH       DEFINED     Dorset    195,000
Chevron Corporation                 Common  166764100    30,852,000    300,000 SH       DEFINED     Dorset              300,000
China Ceramics Co. Ltd.             Common  G2113X100     5,911,085  1,316,500 SH       DEFINED     Dorset  1,316,500
China Ceramics Co. Ltd.             Common  G2113X100       150,415     33,500 SH       DEFINED     Dorset               33,500
Citizens Community Bancorp Inc.     Common  174903104        82,500     15,000 SH       SOLE                   15,000
Columbia Laboratories, Inc.         Common  197779101         1,854        600 SH       OTHER                               600
Columbia Laboratories, Inc.         Common  197779101    12,293,819  3,978,582 SH       DEFINED     Dorset  3,978,582
Columbia Laboratories, Inc.         Common  197779101       833,565    269,762 SH       DEFINED     Dorset              269,762
CVS Caremark Corporation            Common  126650100    11,172,534    297,300 SH       DEFINED     Dorset    297,300
CVS Caremark Corporation            Common  126650100     1,187,528     31,600 SH       DEFINED     Dorset               31,600
Devon Energy Corp.                  Common  25179M103    29,159,700    370,000 SH       DEFINED     Dorset              370,000
Eagle Materials Inc.                Common  26969P108         6,354        228 SH       OTHER                               228
Elster Group SE                     Common  290348101     8,186,724    499,800 SH       DEFINED     Dorset    499,800
EnCana Corp.                        Common  292505104    30,879,000  1,000,000 SH       DEFINED     Dorset            1,000,000
Essex Rental Corporation            Common  297187106    15,807,868  2,398,766 SH       DEFINED     Dorset  2,398,766
Essex Rental Corporation            Common  297187106     2,088,371    316,900 SH       DEFINED     Dorset              316,900
Express Scripts, Inc.               Common  302182100     8,177,970    151,500 SH       DEFINED     Dorset    151,500
FMC Technologies, Inc.              Common  30249U101    13,437,000    300,000 SH       DEFINED     Dorset              300,000
FutureFuel Corporation              Common  36116M106    25,108,692  2,073,385 SH       DEFINED     Dorset  2,073,385
FutureFuel Corporation              Common  36116M106        12,110      1,000 SH       DEFINED     Dorset                1,000
Gilead Sciences Inc.                Common  375558103    14,764,694    356,549 SH       DEFINED     Dorset    356,549
Gilead Sciences Inc.                Common  375558103        20,705        500 SH       DEFINED     Dorset                  500
Golden Gate Homes Inc.              Common  381047109           271      5,413 SH       DEFINED     Dorset      5,413
Halliburton Company                 Common  406216101    34,425,000    675,000 SH       DEFINED     Dorset              675,000
Helmerich & Payne, Inc.             Common  423452101    34,382,400    520,000 SH       DEFINED     Dorset              520,000
Hess Corporation                    Common  42809H107    31,773,000    425,000 SH       DEFINED     Dorset              425,000
Jazz Pharmaceuticals, Inc.          Common  472147107    11,785,890    353,400 SH       DEFINED     Dorset    353,400
JPMorgan Chase & Co.                Common  46625H100       765,578     18,700 SH       SOLE                   18,700
JPMorgan Chase & Co.                Common  46625H100    63,481,564  1,550,600 SH       DEFINED     Dorset  1,550,600
JPMorgan Chase & Co.                Common  46625H100     7,733,566    188,900 SH       DEFINED     Dorset              188,900
JPMorgan Chase & Co.                Common  46625H100       270,204      6,600 SH       OTHER                             6,600
Kraft Foods Inc.                    Common  50075N104        70,460      2,000 SH       OTHER                             2,000
Ligand Pharmaceuticals Incorporated Common  53220K504    14,156,185  1,184,618 SH       DEFINED     Dorset  1,184,618
Ligand Pharmaceuticals Incorporated Common  53220K504       673,371     56,349 SH       DEFINED     Dorset               56,349
LM Ericsson Telephone Company       Common  294821608        57,520      4,000 SH       SOLE                    4,000
LM Ericsson Telephone Company       Common  294821608    23,230,890  1,615,500 SH       DEFINED     Dorset  1,615,500
LM Ericsson Telephone Company       Common  294821608     3,054,312    212,400 SH       DEFINED     Dorset              212,400
MetLife, Inc.                       Common  59156R108    17,429,551    397,300 SH       DEFINED     Dorset    397,300
MetLife, Inc.                       Common  59156R108     2,162,791     49,300 SH       DEFINED     Dorset               49,300
Millicom International Cellular SA  Common  L6388F110     7,916,125     76,300 SH       DEFINED     Dorset     76,300
Murphy Oil Corporation              Common  626717102    22,981,000    350,000 SH       DEFINED     Dorset              350,000
Noble Corporation                   Common  H5833N103     9,852,500    250,000 SH       DEFINED     Dorset              250,000
Noble Energy Inc                    Common  655044105    31,370,500    350,000 SH       DEFINED     Dorset              350,000
OBA Financial Services, Inc.        Common  67424G101        74,000      5,000 SH       OTHER                             5,000
OBA Financial Services, Inc.        Common  67424G101       370,002     25,000 SH       DEFINED     Dorset     25,000
Onyx Pharmaceuticals, Inc.          Common  683399109     3,027,610     85,768 SH       DEFINED     Dorset     85,768
Orient-Express Hotels Ltd.          Common  G67743107     1,776,975    165,300 SH       DEFINED     Dorset    165,300
Owens-Illinois, Inc.                Common  690768403    10,584,681    410,100 SH       DEFINED     Dorset    410,100
Owens-Illinois, Inc.                Common  690768403     1,047,886     40,600 SH       DEFINED     Dorset               40,600
Petroleo Brasileiro SA              Common  71654V408     6,433,400    190,000 SH       DEFINED     Dorset              190,000
Pfizer Inc.                         Common  717081103       521,736     25,327 SH       SOLE                   25,327
Pfizer Inc.                         Common  717081103    37,996,206  1,844,476 SH       DEFINED     Dorset  1,844,476
Pfizer Inc.                         Common  717081103     5,393,080    261,800 SH       DEFINED     Dorset              261,800
Pfizer Inc.                         Common  717081103       288,400     14,000 SH       OTHER                            14,000
Philip Morris International Inc.    Common  718172109     9,494,694    142,200 SH       DEFINED     Dorset    142,200
Philip Morris International Inc.    Common  718172109        33,385        500 SH       DEFINED     Dorset                  500
Pioneer Natural Resources Company   Common  723787107    12,271,090    137,000 SH       DEFINED     Dorset              137,000
PUTS/J.P. Morgan @41 Exp 8/11       Common  9EDD2J7X7       707,265      4,185 SH       DEFINED     Dorset      4,185
PUTS/J.P. Morgan @41 Exp 8/11       Common  9EDD2J7X7        77,233        457 SH       DEFINED     Dorset                  457
QLT Inc.                            Common  746927102       395,966     54,919 SH       DEFINED     Dorset     54,919
Rand Logistics, Inc.                Common  752182105    20,056,469  2,732,489 SH       DEFINED     Dorset  2,732,489
Rand Logistics, Inc.                Common  752182105         6,606        900 SH       DEFINED     Dorset                  900
Repsol YPF SA                       Common  76026T205    13,556,400    390,000 SH       DEFINED     Dorset              390,000
Schlumberger Limited                Common  806857108    25,920,000    300,000 SH       DEFINED     Dorset              300,000
Seacoast Banking Corporation        Common  811707306       187,500    125,000 SH       DEFINED     Dorset    125,000
SeaCube Container Leasing Ltd.      Common  G79978105     4,008,094    233,300 SH       DEFINED     Dorset    233,300
SM Energy Company                   Common  78454L100    14,696,000    200,000 SH       DEFINED     Dorset              200,000
Southwestern Energy Company         Common  845467109    17,152,000    400,000 SH       DEFINED     Dorset              400,000
Standard Financial Corp.            Common  853393106       304,000     20,000 SH       DEFINED     Dorset     20,000
State Street Corporation            Common  857477103     8,909,784    197,600 SH       DEFINED     Dorset    197,600
The Stephan Co.                     Common  858603103       395,195    168,168 SH       DEFINED     Dorset    168,168
Total SA Sponsored ADR              Common  89151E109        69,408      1,200 SH       DEFINED                           1,200
Total SA Sponsored ADR              Common  89151E109        69,408      1,200 SH       SOLE                    1,200
Wells Fargo & Company               Common  949746101     5,640,060    201,000 SH       DEFINED     Dorset    201,000
Westway Group Inc.                  Common  96169B100    13,508,559  2,785,270 SH       DEFINED     Dorset  2,785,270
Westway Group Inc.                  Common  96169B100       348,579     71,872 SH       DEFINED     Dorset               71,872
YPF Sociedad Anonima                Common  984245100    14,641,250    325,000 SH       DEFINED     Dorset              325,000

                                                      1,101,084,168 42,426,507                             31,873,889 10,528,118
                                                      ============= ==========                             ========== ==========